Trading Assets - Summary of Geographic Breakdown Trading Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Trading loans	$ 8,352	$ 13,829
Hedge To Loan-based Credit Total Return Swaps [member]
Disclosure of financial assets [line items]
Trading loans	$ 5,396	$ 5,559